Shareholders’ Equity	6 Months Ended
Jun. 30, 2023
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 3 - SHAREHOLDERS’ EQUITY

A.	On February 19, 2023, the Company granted 1,107,940 options to purchase an aggregate of 1,107,940 ordinary shares to 76 optionees of the Company, as follows: (i) 172,321 options to the Company’s CEO, the Chairman of the board of directors and a member of the board of directors; (ii) 252,371 options to six officers of the Company; (iii) 641,836 options to 66 employees of the Company; and (iv) 41,412 options to a consultant of the company, at an exercise price of $1.37 per share. The options granted to the CEO, chairman of the board, board member and the officers will vest as follows: a quarter after one year and the balance will vest in 12 equal quarterly installments over a period of three years from February 19, 2024. The options granted to the 66 employees will vest in four equal installments over a period of four years from the date of grant. The options granted to a consultant of the company will vest in six equal quarterly installments from January 4, 2023. The options are exercisable for 10 years from the date of grant.